GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Office, banking, travel, and overheads	$ 470,821	$ 486,057	$ 429,827	$ 1,416,897	$ 1,450,460	$ 1,960,696	$ 1,929,385	$ 1,158,975
Professional services	59,701	121,063	207,868	1,247,910	430,861	585,342	456,532	767,050
Salaries and benefits	906,831	1,783,551	1,243,694	4,753,731	3,049,314	3,919,839	3,466,319	2,057,225
General and administrative expenses	$ 1,437,353	$ 2,390,671	$ 1,881,389	$ 7,418,538	$ 4,930,635	$ 6,465,877	$ 5,852,236	$ 3,983,250